Organization and Plan of Business Operations (Detail Textual)	1 Months Ended		6 Months Ended		12 Months Ended				29 Months Ended	1 Months Ended	6 Months Ended
	May 31, 2011	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2011 Under Writer [Member] USD ($)	Jun. 30, 2012 Conversion Of Option [Member] USD ($)	Jun. 30, 2012 Escrow Account [Member]	Jun. 30, 2012 Upfront Consideration [Member]	Jun. 30, 2012 Trade Union Aluminum [Member]	Jun. 30, 2012 Vanrock Sunrise Investment Holdings Limited [Member]
Proceeds from initial public offering		$ 34,687,656	$ 0	$ 36,000,000					$ 36,000,000	$ 518,096
Deferred underwriters fees		1,008,000	1,022,833					1,022,833	1,022,833	14,833
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800				1,638,800	1,638,800
Shares Issued During Period In Excess Of Over Allotment To Under Writters	52,975
Business Combination, Control Obtained Description			In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering ("Public Shares") exercise their redemption rights, the Business Combination will not be consummated.
Business Combination Shares Conversion Price Per Share			$ 10.02
Business Acquisition, Percentage of Voting Interests Acquired			100.00%						100.00%					70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			4,200,000								415,000	1,200,000	3,000,000	300,000	3,000,000
Stock Issued During Period, Shares, New Issues								3,600,000		3,600,000
Assets Held-in-trust			36,623,491						36,623,491
Business Acquisition, Cost of Acquired Entity, Cash Paid					22,500,000	15,750,000
Adjusted Ebitda					150,000,000	85,000,000	50,000,000
Number Of Trading Days			40
Dividends Payable, Amount Per Share			$ 0.25						$ 0.25
Business Acquisition Equity Interests Issued Or Issuable Number Of Shares In Escrow Account			750,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned											$ 3,108,350
Investment Options, Exercise Price			$ 0.01
Percentage Of Purchase Price Released To Transferors			50.00%
Percentage Of Purchase Price Held In Escrow			$ 50
Number Of Shares Authorised Under Equity Investment Plan			500,000